Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

11. Share-Based Compensation

During 2008, the Company’s Board adopted the 2008 Restricted Stock Plan (the “2008 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock. This 2008 Plan is administered by the Board or a committee of the Board. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

Prior to closing of the Company’s initial public offering in November 2013, this Plan was frozen such that new awards will no longer be issued thereunder. However, any outstanding awards issued prior to the Plan being frozen shall continue to remain outstanding and extend beyond the date the Plan was frozen. Any future equity incentive awards will be granted under the new 2013 Long Term Incentive Plan entered into prior to the closing of the Company’s initial public offering.

The 2013 Plan is administered by the Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

On March 17, 2015 the Company granted 16,854 shares under the 2013 Plan to members of the Board of Directors with a weighted average value of $17.80 per share. These shares vested on the first anniversary of the grant date.

During the year ended December 31, 2015, 50,298 shares awarded under the 2008 Plan at a weighted average grant value of $7.59 vested at a fair value of $856,575. During the year ended December 31, 2015, 17,348 shares awarded under the 2013 Plan at a weighted average grant value of $24.06 vested at a fair value of $320,161.

On March 29, 2016, the Company granted 22,782 shares under the 2013 Plan non-employee directors with a weighted average value of $15.80 per share. These shares vest on the first anniversary of the grant date. On the same date the Company granted 29,966 shares to the Chief Executive Officer of the Company and a further 19,872 shares were granted to officers and employees of the Company with a weighted average value of $15.80 per share. All these shares vest on the third anniversary of the grant date.

During the year ended December 31, 2016, 118,971 shares that were previously granted at a weighted average grant value of $11.10 vested at a fair value of $1,893,223.

Restricted share grant activity for the year ended December 31, 2015 and 2016 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2015	172,263	$10.85	0.88 years	$3,627,859
Granted	16,854	17.80
Vested	(67,646)	11.81

Balance as of December 31, 2015	121,471	$11.28	0.29 years	$1,658,079
Granted	72,620	15.80
Vested	(118,971)	11.10

Balance as of December 31, 2016	75,120	15.93	1.59 years	$698,616

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the Statement of Income over the period to the vesting date.

During the year ended December 31, 2016, the Company recognized $636,324 in share-based compensation costs relating to share grants (year ended December 31, 2015: $806,730). As of December 31, 2016, there was a total of $690,514 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2015: $179,440) which are expected to be recognized over a weighted average period of 1.59 years (December 31, 2015: 0.29 years).

On March 17, 2015 the Company granted 158,885 share options at a strike price of $17.80 under the 2013 Plan, with a weighted average value of $7.90 per share to officers and employees of the Company.

All options are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Assumptions used to determine the fair value of options granted during the years ended December 31, 2014 and December 31, 2015 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

The movements in the existing share options during the years ended December 31, 2015 and 2016 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2015	223,055	24.16	8.35	—
Granted March 17, 2015	158,885	$17.80	9.22	—
Forfeited during the year	(3,500)	20.87	—	—
Vested	—	—	—	—

Balance as of December 31, 2015	378,440	$21.52	8.71	—
Forfeited during the period	(4,700)	20.09	—	—
Vested	—	—	—	—

Balance as of December 31, 2016	373,740	21.54	7.70	$—

During the year ended December 31, 2016, the Company recognized $937,647 in share-based compensation costs relating to options granted under the 2013 Plan, recognized in general and administrative costs (year ended December 31, 2015 $835,893). At December 31, 2016, there was $673,022 of total unrecognized compensation costs related to non-vested options under the 2013 Plan (year ended December 31, 2014 $1,652,126). This cost is expected to be recognized over a weighted average period of 0.7 years (year ended December 31, 2015 1.7 years).